UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21477

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard Pasadena, CA 91101

Name and address of agent for service:	Charles A. Ruys de Perez
385 East Colorado Boulevard Pasadena, CA 91101

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

Item 1 – Schedule of Investments

1

Portfolio of Investments

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par	Value
Long-Term Securities — 99.4%

U.S. Government and Agency Obligations — 82.3%

Treasury Inflation-Protected SecuritiesA — 82.3%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	$17,757	$17,168	B
United States Treasury Inflation-Protected Security	2.375%	4/15/11	89,512	90,092	B
United States Treasury Inflation-Protected Security	3.000%	7/15/12	65,108	67,763	B,C
United States Treasury Inflation-Protected Security	1.875%	7/15/13	97,253	95,702	B
United States Treasury Inflation-Protected Security	1.625%	1/15/15	54,545	52,184	B
United States Treasury Inflation-Protected Security	2.000%	1/15/16	65,908	64,425	B
United States Treasury Inflation-Protected Security	2.375%	1/15/17	66,623	67,102	B
United States Treasury Inflation-Protected Security	2.375%	1/15/25	61,441	61,984	B
United States Treasury Inflation-Protected Security	2.000%	1/15/26	159,040	151,883	B

Total U.S. Government and Agency Obligations (Cost — $655,363)				668,303

U.S. Government Agency Mortgage-Backed Securities — 4.6%

Fixed Rate Securities — 4.6%
Fannie Mae	6.000%	1/1/37 to 6/1/37	37,512	37,570

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $36,795)				37,570

Corporate Bonds and Notes — 5.2%

Automobiles — 0.9%
Ford Motor Co.	7.450%	7/16/31	5,000	3,925
General Motors Corp.	8.375%	7/15/33	4,000	3,505	B

				7,430

Health Care Providers and Services — 0.5%
Tenet Healthcare Corp.	7.375%	2/1/13	5,000	4,237

Independent Power Producers and Energy Traders — 1.1%
Dynegy Holdings Inc.	8.750%	2/15/12	1,610	1,662	B
The AES Corp.	8.875%	2/15/11	5,000	5,219
TXU Corp.	6.550%	11/15/34	3,000	2,353

				9,234

Metals and Mining — 0.6%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	4,060	4,436

Oil, Gas and Consumable Fuels — 1.6%
El Paso Corp.	7.750%	1/15/32	5,000	5,077
Pemex Project Funding Master Trust	8.625%	12/1/23	2,170	2,683
The Williams Cos. Inc.	7.500%	1/15/31	5,000	5,188

				12,948

Thrifts and Mortgage Finance — 0.5%
Residential Capital LLC	7.000%	2/22/11	5,000	4,075	D

Total Corporate Bonds and Notes (Cost — $40,856)				42,360

Asset-Backed Securities — 0.1%

Fixed Rate Securities — 0.1%
Mutual Fund Fee Trust XIII Series 2000-3	9.070%	7/1/08	4,783	246	E,F

Total Asset-Backed Securities (Cost — $218)				246

Yankee BondsG — 7.2%

Commercial Banks — 2.3%
ATF Capital BV	9.250%	2/21/14	4,280	4,359	H
Glitnir Banki Hf	6.693%	6/15/16	2,540	2,596	H,I
HSBK Europe BV	7.250%	5/3/17	3,280	2,960	B,H
ICICI Bank Ltd.	6.375%	4/30/22	1,052	984	H,I
ICICI Bank Ltd.	6.375%	4/30/22	553	517	H,I
Kaupthing Bank Hf	7.125%	5/19/16	4,410	4,451	H
TuranAlem Finance BV	8.250%	1/22/37	2,280	1,926	H
TuranAlem Finance BV	8.250%	1/22/37	910	794	H

				18,587

Diversified Financial Services — 0.2%
Lukoil International Finance BV	6.356%	6/7/17	1,570	1,494	H

Diversified Telecommunication Services — N.M.
Axtel SA	11.000%	12/15/13	325	352

Foreign Governments — 2.6%
Federative Republic of Brazil	11.000%	8/17/40	1,812	2,424	B
Republic of Argentina	7.000%	9/12/13	3,550	3,092
Republic of Colombia	11.750%	2/25/20	2,055	3,011
Republic of Colombia	7.375%	9/18/37	1,440	1,584
Republic of Ecuador	10.000%	8/15/30	1,720	1,548	H
Republic of Panama	9.375%	4/1/29	355	476
Republic of Panama	6.700%	1/26/36	3,973	4,082
Republic of Peru	6.550%	3/14/37	1,290	1,331
Russian Federation	7.500%	3/31/30	2,962	3,341	H

				20,889

Metals and Mining — 0.4%
Vale Overseas Ltd.	6.875%	11/21/36	2,900	2,988

Oil, Gas and Consumable Fuels — 1.1%
Gazprom	6.212%	11/22/16	2,410	2,389	H
Gazprom	6.510%	3/7/22	1,430	1,416	H
Petrozuata Finance Inc.	8.220%	4/1/17	5,025	5,012	H

				8,817

Road and Rail — 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV	9.375%	5/1/12	1,010	1,058

Wireless Telecommunication Services — 0.5%
True Move Co. Ltd.	10.750%	12/16/13	2,040	2,059	H
UBS Luxembourg SA for OJSC Vimpel Communications	8.250%	5/23/16	1,870	1,917	H

				3,976

Total Yankee Bonds (Cost — $57,694)				58,161

Total Long-Term Securities (Cost — $790,926)				806,640

Investment of Collateral From Securities Lending — 25.5%
State Street Navigator Securities Lending Prime Portfolio			206,860 shs	206,860

Total Investment of Collateral From Securities Lending (Cost — $206,860)				206,860

Total Investments — 124.9% (Cost — $997,786) J				1,013,500
Obligation to return collateral for securities loaned — (25.5)%				(206,860)
Other Assets Less Liabilities — 0.6%				5,266

Net Assets — 100.0%				$811,906

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedK
Eurodollar Futures	March 2008	140	$119
U.S. Treasury Note Futures	December 2007	1	1
U.S. Treasury Note Futures	December 2007	84	19

			$139

Futures Contracts WrittenK
U.S. Treasury Bond Futures	December 2007	191	$(27)

Options WrittenK
U.S. Treasury Note Futures Call, Strike Price $107.50	October 2007	209	$(43)
U.S. Treasury Note Futures Put, Strike Price $106.00	October 2007	539	76

			$33

N.M. Not Meaningful.

A	Treasury Inflation-Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
B	All or a portion of this security is on loan.
C	All or a portion of this security is collateral to cover futures and options contracts written.
D	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor's Rating Service and/or Moody's Investors Services.
E	Private Placement
F	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate ("EURIBOR") Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2007.
G	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
H	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund's investment adviser has determined to be liquid, represent 4.65% of net assets.
I	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
J	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,962
Gross unrealized depreciation	(2,248)

Net unrealized appreciation	$15,714

K	Options and futures are described in more detail in the notes to financial statements.

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Securities Lending

The Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. At September 30, 2007, the market value of the securities on loan to broker-dealers was $202,677 for which the fund received collateral of $206,860 in cash. Such collateral is in the Fund’s possession of the Fund’s custodian. The cash invested in the State Street Navigator Securities Lending Prime Portfolio is included in the Fund’s portfolio of investments. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed.

Swap agreements are generally priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Credit default swaps (denoted in the table below by a superscript 1) involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Interest rate swap contracts (denoted in the table below by a superscript 2) involve the exchange of commitments to pay and receive interest based on a notional principal amount. Commodity swaps (denoted in the table below by a superscript 3) are agreements to exchange cash flows at specified intervals to gain investment exposure to the relevant spread of commodity reference prices. Total return swaps (denoted in the table below by a superscript 4) are agreements to exchange the return generated by one instrument for the return generated by another instrument.

If the fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

As of September 30, 2007, the one-and three-month London Interbank Offered Rates were 5.12% and 5.23%, respectively. The year-to-date Dow Jones-AIG Commodity Total Return Index return was 10.98%. The Lehman Brothers US ABS AAA Floating Home Equities Index was 5.33%. The 28 day Mexican Interbank Deposit Rate was 7.68%.

The following is a summary of open credit default swap contracts outstanding at September 30, 2007:

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX HVOL 7)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$17,000	$(448)
Barclays Capital Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	8,400	375
Barclays Capital Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	40,600	(46)
JP Morgan Chase & Co. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	15,900	(45)
JP Morgan Chase & Co. (Eastman Kodak Corporation, 7.25%, due 11/15/13)[1]	March 20, 2011	Specified amount upon credit event notice	2.6% Quarterly	10,000	441
JP Morgan Chase & Co. (Ford Motor Credit Corporation, 7%, due 10/1/13)[1]	March 20, 2011	Specified amount upon credit event notice	5.1% Quarterly	10,000	358
JP Morgan Chase & Co. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2011	Specified amount upon credit event notice	4.17% Quarterly	10,000	258
JP Morgan Chase & Co. (SLM Corporation 5.125% due 8/27/2012)[1]	December 20, 2012	Specified amount upon credit event notice	2.5% Quarterly	8,100	36

				$120,000	$929

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

Date: November 27, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski

Treasurer and Principal Financial and Accounting Officer

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

Date: November 20, 2007